Fees Summary	Mar. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 17,018.80
Interest Amount	0.00
Total Offset Amount	0.00
Net Fee	$ 17,018.80
Total Fee and Interest Amount	17,018.80